Sep. 12, 2023
Bahl & Gaynor Income Growth ETF
Bahl & Gaynor Income Growth ETF
Investment Objective
The Bahl & Gaynor Income Growth ETF (the “Fund”) seeks current and growing dividend income, downside protection relative to the broader equity market, and long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (Rule 12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.45%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$46	3 Years:	$144

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in dividend-paying U.S.-listed equity securities of large capitalization companies, predominately those with a market capitalization greater than $7 billion.
The equity securities held by the Fund may include common stocks of U.S. companies, American Depositary Receipts (“ADRs”) (i.e., receipts evidencing ownership of foreign equity securities), and real estate investment trusts (“REITs”).
In selecting securities, Bahl & Gaynor, Inc., the Fund’s investment adviser (“Bahl & Gaynor” or the “Adviser”), employs a bottom‑up approach that considers, among other factors, a company’s historical earnings and dividend growth, as well as its balance sheet and cash flow generation, and prospects for future cash flow and dividend growth. Weightings of individual sectors are based on the Adviser’s assessment of company fundamentals, valuations, and overall economic conditions. The Adviser targets companies that, in its judgement, have high-quality business models, strong dividend policies and dividend growth, competitive advantages, reasonable valuations, positive or increasing cash flow returns, and sound capital allocation policies or approaches. The Adviser believes that the securities identified using such strategies have the potential to provide improved downside protection relative to the broader equity market.
The Adviser generally sells a security when, in its opinion, one or more of the following occurs, among other reasons: (i) the Adviser believes the security’s dividend is no longer attractive relative to other opportunities, (ii) the Adviser believes the company’s fundamentals and/or management is deteriorating, (iii) the Adviser believes the company’s stock has become a greater weight of the Fund’s portfolio than desired due to market appreciation or other factors, or (iv) the Adviser identifies a more attractive investment opportunity for the Fund.

Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”
•Dividend-Paying Securities Risk. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Foreign Markets Risk. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, the value of non-U.S. securities may be subject to risk of decline due to foreign currency fluctuations or to political or economic instability. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
•New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. •REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a U.S. REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
Performance
Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at etf.bahl-gaynor.com/bgig.